UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York	10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:     800-624-6782

Date of fiscal year end:     November 30

Date of reporting period:     August 31, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended August 31, 2014 is filed herewith.

MainStay Cushing® MLP Premier Fund

Portfolio of Investments August 31, 2014 (Unaudited)

	Common Stock - 19.1%†	Shares	Value
	General Partnership - 8.4%
	United States - 8.4%
¤	Kinder Morgan, Inc.	2,080,300	$83,752,878
¤	Targa Resources Corp.	601,100	83,883,505
			167,636,383
	Large Cap Diversified - 10.7%
	United States - 10.7%
¤	ONEOK, Inc.	1,293,800	90,824,760
¤	Williams Companies, Inc.	2,055,700	122,190,808
			213,015,568

	Total Common Stock
	(Cost $249,996,059)		380,651,951

	Master Limited Partnerships and Related Companies - 90.8%
	Crude Oil & Refined Products - 15.5%
	United States - 15.5%
	Blueknight Energy Partners, L.P.	2,161,200	18,802,440
	Enbridge Energy Partners, L.P.	1,532,800	55,671,296
	Genesis Energy, L.P.	1,105,000	61,548,500
	NuStar Energy, L.P.	1,010,500	66,783,945
	Sunoco Logistics Partners, L.P.	902,400	44,650,752
	Tesoro Logistics, L.P.	850,600	59,780,168
			307,237,101
	General Partnerships - 6.6%
	United States - 6.6%
	Crestwood Equity Partners, L.P.	1,240,039	15,810,497
¤	Energy Transfer Equity, L.P.	1,901,600	115,332,040
			131,142,537
	Large Cap Diversified - 23.2%
	United States - 23.2%
¤	Energy Transfer Partners, L.P.	1,440,312	82,745,924
	Enterprise Products Partners, L.P.	1,949,250	79,198,028
¤	Kinder Morgan Management, LLC (a)	933,494	91,221,044
	Magellan Midstream Partners, L.P.	911,615	76,511,847
	ONEOK Partners, L.P.	359,600	21,371,028
	Plains All American Pipeline, L.P.	1,107,905	66,396,747
	Williams Partners, L.P.	834,800	44,252,748
			461,697,366
	Natural Gas Gatherers & Processors - 31.5%
	United States - 31.5%
	Access Midstream Partners, L.P.	1,240,300	79,813,305
¤	Atlas Pipeline Partners, L.P.	2,472,100	91,294,653
	DCP Midstream Partners, L.P.	898,000	50,808,840
	Enable Midstream Partners, L.P.	1,277,000	32,729,510
	EnLink Midstream Partners, L.P.	2,478,700	76,814,913
¤	MarkWest Energy Partners, L.P.	1,034,400	82,472,712
¤	Regency Energy Partners, L.P.	2,731,230	90,075,965
	Targa Resources Partners, L.P.	910,000	67,704,000
	Western Gas Partners, L.P.	700,600	54,289,494
			626,003,392
	Propane - 4.1%
	United States - 4.1%
	NGL Energy Partners, L.P.	1,918,652	81,696,202

	Shipping - 5.1%
	Bermuda - 2.1%
	Golar LNG Partners, L.P.	655,000	41,265,000
	Republic of the Marshall Islands - 3.0%
	Capital Product Partners, L.P.	2,650,576	28,997,302
	Navios Maritime Partners, L.P.	1,543,000	30,397,100
			100,659,402
	Upstream - 4.8%
	United States - 4.8%
	BreitBurn Energy Partners, L.P.	2,432,500	55,655,600
	Linn Energy, LLC	1,236,800	39,231,296
			94,886,896

	Total Master Limited Partnerships and Related Companies
	(Cost $1,201,543,826)		1,803,322,896

	Preferred Stock - 1.0%
	Crude Oil & Refined Products - 1.0%
	United States - 1.0%
	Blueknight Energy Partners, L.P.	1,902,541	19,177,613

	Total Preferred Stock
	(Cost $15,738,960)		19,177,613

	Short-Term Investments - Investment Companies - 2.0%
	United States - 2.0%
	AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (b)	7,982,489	7,982,489
	Fidelity Government Portfolio Fund - Institutional Class, 0.01% (b)	7,982,489	7,982,489
	Fidelity Money Market Portfolio - Institutional Class, 0.05% (b)	7,982,489	7,982,489
	First American Government Obligations Fund - Class Z, 0.01% (b)	7,982,489	7,982,489
	Invesco STIC Prime Portfolio, 0.01% (b)	7,982,488	7,982,488

	Total Short-Term Investments
	(Cost $39,912,444)		39,912,444

	Total Investments
	(Cost $1,507,191,289) (c)	112.9%	2,243,064,904
	Liabilities in Excess of Other Assets	(12.9)	(256,248,766)
	Net Assets	100.0%	$1,986,816,138

¤	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2014, excluding short-term investments. May be subject to change daily.
†	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Security distributions are paid-in-kind.
(b)	Rate reported is the current yield as of August 31, 2014.
(c)	As of August 31, 2014, cost was $1,491,933,488 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$751,131,416
Gross unrealized depreciation	-
Net unrealized appreciation	$751,131,416

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stock	$380,651,951	$-	$-	$380,651,951
Master Limited Partnerships and Related Companies	1,803,322,896	-	-	1,803,322,896
Preferred Stock	19,177,613	-	-	19,177,613
Short-Term Investments	39,912,444	-	-	39,912,444
Total Investments in Securities	$2,243,064,904	$-	$-	$2,243,064,904

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cushing® Renaissance Advantage Fund

Portfolio of Investments August 31, 2014 (Unaudited)

	Common Stock - 85.0%†	Shares	Value
	Chemicals - 10.6%
	United States - 8.0%
	Albemarle Corporation	55,000	$3,496,900
	The Dow Chemical Company	60,000	3,213,000
	Eastman Chemical Company	40,166	3,312,490
¤	Westlake Chemical Corporation	75,000	7,284,750
	Netherlands - 2.6%
¤	LyondellBasell Industries NV	50,392	5,762,325
			23,069,465
	Engineering & Construction - 3.0%
	United States - 3.0%
	Cheniere Energy Inc. (a)	18,000	1,444,680
	Matrix Service Co. (a)	45,000	1,269,450
	Primoris Services Corporation	15,154	440,072
	Quanta Services, Inc. (a)	91,604	3,328,889
			6,483,091
	Exploration & Production - 10.5%
	Canada - 1.6%
	MEG Energy Corp. (a)	100,000	3,562,034
	United States - 8.9%
	Concho Res, Inc. (a)	15,000	2,130,600
¤	Devon Energy Corporation	60,000	4,525,200
	EOG Resource, Inc.	16,000	1,758,080
	Oasis Pete, Inc. (a)	60,000	2,951,400
	Penn Virginia Corporation (a)	75,000	1,126,500
	Pioneer Natural Resource Co.	19,000	3,964,350
	RSP Permian, Inc. (a)	100,000	2,860,000
			22,878,164
	Independent Power Producers - 2.9%
	United States - 2.9%
	Calpine Corporation (a)	130,000	3,090,100
	NRG Energy, Inc.	105,000	3,231,900
			6,322,000
	Industrials - 11.2%
	United States - 11.2%
	Flowserve Corporation	50,000	3,794,500
	Fluor Corporation	40,000	2,955,600
	H&E Equipment Services, Inc.	37,000	1,513,670
	The Lincoln Electric Company	40,000	2,844,000
	Mobile Mini, Inc.	57,500	2,252,275
	MRC Global Inc. (a)	85,000	2,109,700
	Trinity Industrials, Inc.	60,970	2,949,729
¤	United Rentals, Inc. (a)	50,662	5,960,384
			24,379,858
	Large Cap Divisified - 1.1%
	United States - 1.1%
	Williams Companies, Inc.	40,000	2,377,600

	Machinery - 2.2%
	United States - 2.2%
	ITT Corporation	30,000	1,435,800
	Wabash National Corporation (a)	40,444	571,878
	Wabtec Corporation	34,000	2,834,240
			4,841,918
	Manufacturing - 2.8%
	United States - 2.8%
	Cummings Inc.	19,200	2,786,112
	Dresser-Rand Group Inc. (a)	29,900	2,072,070
	Greenbrier Companies, Inc.	18,300	1,308,816
			6,166,998
	Oil and Gas Services - 9.7%
	Bermuda - 1.5%
	Nabors Industries Ltd.	120,000	3,265,200
	Curacao - 1.0%
	Schlumberger Limited	20,000	2,192,800
	Ireland - 1.3%
	Weatherford International plc (a)	112,000	2,653,280
	United States - 5.9%
	Baker Hughes Inc.	36,000	2,489,040
	Basic Energy Services, Inc. (a)	120,000	2,905,200
	Forum Energy Technologies, Inc. (a)	68,308	2,325,887
	Halliburton Company	40,000	2,704,400
	Independence Contract Drilling, Inc. (a)	118,085	1,357,978
	U.S. Silica Holdings, Inc.	15,000	1,077,150
			20,970,935
	Refining - 11.2%
	United States - 11.2%
¤	Delek US Holdings, Inc.	160,000	5,596,800
	HollyFrontier Corporation	80,000	4,002,400
¤	Marathon Petroleum Corporation	70,000	6,370,700
¤	Phillips 66	65,000	5,656,300
	Tesoro Corporation	43,000	2,783,820
			24,410,020
	Steel - 0.4%
	United States - 0.4%
	Commercial Metal Co.	50,000	864,000

	Transportation - 12.8%
	Bermuda - 4.0%
	GasLog Ltd.	153,962	3,896,778
¤	Golar LNG Limited	75,078	4,729,914
	Canada - 0.8%
	Canadian Pacific Railway Limited	9,000	1,805,400
	Republic of the Marshall Islands - 3.3%
	Ardmore Shipping Corporation	51,011	667,734
	Dorian LPG Ltd. (a)	159,654	3,134,008
	Navigator Holdings Ltd. (a)	74,000	2,182,260
	Teekay Corporation	19,500	1,195,740
	United States - 4.7%
	Allison Transmission Inc.	40,000	1,227,200
	Genesee & Wyoming Inc. (a)	3,500	344,155
¤	Kirby Corporation (a)	40,000	4,771,600
	Quality Distribution Inc. (a)	131,700	1,849,068
	Saia Inc.(a)	15,750	747,653
	Swift Transportation Company (a)	65,000	1,376,700
			27,928,210
	Utilities - 6.6%
	United States - 6.6%
	Dominion Resources, Inc.	40,000	2,808,800
	DTE Energy Company	30,000	2,347,500
	ITC Holdings Corp.	65,000	2,427,750
	MDU Resources Group, Inc.	60,000	1,878,600
¤	Sempra Energy	45,000	4,768,650
			14,231,300

	Total Common Stock
	(Cost $169,492,609)		184,923,559

	Master Limited Partnerships and Related Companies - 6.0%
	Chemicals - 0.9%
	United States - 0.9%
	Westlake Chemical Partners, L.P. (a)	66,225	2,010,591

	Crude Oil & Refined Products - 0.6%
	Unitied States - 0.6%
	PBF Logistics, L.P.	50,000	1,248,000

	General Partnerships - 1.3%
	United States - 1.3%
	Energy Transfer Equity, L.P.	45,000	2,729,250

	Other - 0.4%
	United States - 0.4%
	OCI Partners, L.P.	47,400	978,810

	Shipping - 2.6%
	Republic of the Marshall Islands - 2.4%
	Capital Product Partners, L.P.	52,500	574,350
	GasLog Partners, L.P.	60,372	2,012,199
	Hoegh LNG Partners, L.P. (a)	51,339	1,329,167
	Navios Maritime Partners, L.P.	21,000	413,700
	Teekay LNG Partners, L.P.	21,000	911,400
	United States - 0.2%
	Cheniere Energy Partners, L.P.	12,000	397,200
			5,638,016
	Upstream - 0.2%
	United States - 0.2%
	Viper Energy Partners, L.P. (a)	16,274	519,466

	Total Master Limited Partnerships and Related Companies
	(Cost $11,703,692)		13,124,133

	Short-Term Investments - Investment Companies - 8.7%
	United States - 8.7%
	AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (b)	3,799,784	3,799,784
	Fidelity Government Portfolio Fund - Institutional Class, 0.01% (b)	3,799,784	3,799,784
	Fidelity Money Market Portfolio - Institutional Class, 0.05% (b)	3,799,784	3,799,784
	First American Government Obligations Fund - Class Z, 0.01% (b)	3,799,784	3,799,784
	Invesco STIC Prime Portfolio, 0.01% (b)	3,799,784	3,799,784

	Total Short-Term Investments
	(Cost $18,998,920)		18,998,920

	Total Investments
	(Cost $200,195,221) (c)	99.7%	217,046,612
	Other Assets, Less Liabilities	0.3	608,396
	Net Assets	100.0%	$217,655,008

¤	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2014, excluding short-term investments. May be subject to change daily.
†	Calculated as a percentage of net assets applicable to common shareholders.
(a)	No distribution or dividend was made during the period ended August 31, 2014. As such, it is classified as a non-income producing security as of August 31, 2014.
(b)	Rate reported is the current yield as of August 31, 2014.
(c)	As of August 31, 2014, cost was $200,193,975 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,332,375
Gross unrealized depreciation	(1,479,738)
Net unrealized appreciation	$16,852,637

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stock	$184,923,559	$-	$-	$184,923,559
Master Limited Partnerships and Related Companies	13,124,133	-	-	13,124,133
Short-Term Investments	18,998,920	-	-	18,998,920
Total Investments in Securities	$217,046,612	$-	$-	$217,046,612

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cushing® Royalty Energy Income Fund

Portfolio of Investments August 31, 2014 (Unaudited)

	Common Stock - 16.5%†	Shares	Value
	Upstream - 16.5%
	Canada - 16.5%
	Arc Resources Ltd.	146,577	$4,237,023
	Bonterra Energy Corp.	99,560	6,028,723
¤	Crescent Point Energy Corp.	152,065	6,293,502
	Enerplus Corporation	251,767	5,770,500
	Freehold Royalties Ltd.	207,404	4,959,536
	Painted Pony Petroleum Ltd.	118,000	1,579,049

	Total Common Stock
	(Cost $26,228,376)		28,868,333

	Master Limited Partnerships and Related Companies - 78.9%
	Crude Oil & Refined Products - 0.8%
	United States - 0.8%
	Delek Logistics Partners, L.P.	32,034	1,329,411

	Other - 1.9%
	Republic of the Marshall Islands - 1.9%
	Seadrill Partners, LLC	60,500	2,089,065
	Transocean Partners, LLC (a)	45,000	1,282,950
			3,372,015
	Shipping - 1.5%
	Republic of the Marshall Islands - 1.5%
	Capital Products Partners, L.P.	140,295	1,534,827
	Golar LNG Partners, L.P.	30,000	1,142,400
			2,677,227
	Upstream - 74.3%
	United States - 74.3%
¤	Atlas Resource Partners, L.P.	485,996	9,778,240
¤	BreitBurn Energy Partners, L.P.	569,924	13,039,861
	Dorchester Minerals, L.P.	161,990	5,520,619
¤	EV Energy Partners, L.P.	374,556	15,656,441
¤	Legacy Reserves, L.P.	460,978	14,175,073
¤	Linn Energy, LLC	486,844	15,442,692
	LinnCo, LLC	62,506	1,965,814
	LRR Energy, L.P.	194,228	3,723,351
¤	Memorial Production Partners, L.P.	587,960	13,758,264
¤	Mid-Con Energy Partners, L.P.	431,998	9,668,115
¤	QR Energy, L.P.	635,255	13,740,566
¤	Vanguard Natural Resources, LLC	452,510	13,312,844
			129,781,880
	Variable Distribution - 0.4%
	United States - 0.4%
	Alon USA Partners, L.P.	35,000	679,350

	Total Master Limited Partnerships and Related Companies
	(Cost $122,209,891)		137,839,883

	Royalty Trusts - 3.2%
	Upstream - 3.2%
	United States - 3.2%
	Enduro Royalty Trust	163,000	2,146,710
	Permian Basin Royalty Trust	137,400	1,974,438
	Sabine Royalty Trust	24,673	1,407,101

	Total Royalty Trusts
	(Cost $5,491,162)		5,528,249

	Short-Term Investments - Investment Companies - 4.2%
	United States - 4.2%
	AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (b)	1,467,022	1,467,022
	Fidelity Government Portfolio Fund - Institutional Class, 0.01% (b)	1,467,022	1,467,022
	Fidelity Money Market Portfolio - Institutional Class, 0.05% (b)	1,467,022	1,467,022
	First American Government Obligations Fund - Class Z, 0.01% (b)	1,467,022	1,467,022
	Invesco STIC Prime Portfolio, 0.01% (b)	1,467,023	1,467,023

	Total Short-Term Investments
	(Cost $7,335,111)		7,335,111

	Total Investments
	(Cost $161,264,540) (c)	102.8%	179,571,576
	Liabilities in Excess of Other Assets	(2.8)	(4,957,455)
	Net Assets	100.0%	$174,614,121

¤	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2014, excluding short-term investments. May be subject to change daily.
†	Calculated as a percentage of net assets applicable to common shareholders.
(a)	No distribution or dividend was made during the period ended August 31, 2014. As such, it is classified as a non-income producing security as of August 31, 2014.
(b)	Rate reported is the current yield as of August 31, 2014.
(c)	As of August 31, 2014, cost was $161,417,131 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,154,445
Gross unrealized depreciation	-
Net unrealized appreciation	$18,154,445

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stock	$28,868,333	$-	$-	$28,868,333
Master Limited Partnerships and Related Companies	137,839,883	-	-	137,839,883
Royalty Trusts	5,528,249	-	-	5,528,249
Short-Term Investments	7,335,111	-	-	7,335,111
Total Investments in Securities	$179,571,576	$-	$-	$179,571,576

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS August 31, 2014 Unaudited

SECURITIES VALUATION.

MainStay Funds Trust is comprised of thirty-eight separate funds (each a "Fund" and collectively, the "Funds"). This report is exclusively for MainStay Cushing MLP Premier, MainStay Cushing Renaissance Advantage and MainStay Cushing Royalty Energy Income Funds. Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay Funds Trust adopted procedures for the valuation of the Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Funds.

To assess the appropriateness of security valuations, the Manager or the Funds' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review at its next regularly scheduled meeting immediately after such action.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability

•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The aggregate value by input level, as of August 31, 2014, for the Funds' assets or liabilities is included at the end of each Fund’s respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker-dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable and in good faith by the Funds’ Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended August 31, 2014 there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of August 31, 2014, the Funds did not hold any securities that were valued in such a manner.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	October 29, 2014

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	October 29, 2014